Retirement Plans And Postretirement Benefits (Retirement Plan Weighted Average Asset Allocations) (Details)	Dec. 31, 2017
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%
U.S.
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%
U.S. | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	20.00%
Weighted average target asset allocations	20.00%
U.S. | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	80.00%
Weighted average target asset allocations	80.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%
Foreign | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%